INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2013	2012
Net minimum lease payments receivable	78,452	89,759
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(47,398)	(56,549)
Total investment in sales-type lease	51,374	53,530
Current portion	2,555	2,156
Long-term portion	48,819	51,374
	51,374	53,530

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2013 are as follows:

(in thousands of $)
2014	11,307
2015	11,307
2016	11,338
2017	11,307
2018	11,307
Thereafter	21,886
Total minimum lease revenues	78,452